Goodwill and Intangible Assets - Change In Goodwill by Segment (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Aug. 05, 2022
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 232,145	$ 379,603	$ 395,751
Balance at the end of the period	232,145	232,145
Revelyst Precision Sports Technology
Changes in the carrying amount of goodwill
Balance at the beginning of the period	232,145	343,429	$ 343,429
Balance at the end of the period	$ 232,145	$ 232,145